Accumulated other comprehensive income (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financing operations		¥ (1,783,697)	¥ (1,854,007)	¥ (1,621,685)
Foreign exchange gain (loss), net		(33,601)	5,573	(88,140)
Other income (loss), net		(36,222)	(12,524)	70,127
Income before income taxes and equity in earnings of affiliated companies		(2,193,825)	(2,983,381)	(2,892,828)
Provision for income taxes		628,900	878,269	893,469
Equity in earnings of affiliated companies		(362,060)	(329,099)	(308,545)
Net income		(1,926,985)	(2,434,211)	(2,307,904)
Reclassification from AOCI, Current Period, Tax		18,020	6,514	8,860
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		(26,482)	12,960	(15,019)
Foreign currency translation adjustments | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (loss), net			28,052
Income before income taxes and equity in earnings of affiliated companies			28,052
Net income			28,052
Unrealized gains (losses) on securities | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financing operations		(24,553)	(779)	(7,727)
Foreign exchange gain (loss), net		(3,572)	(27,275)	(14,552)
Other income (loss), net		(31,685)	(6,185)	(7,446)
Income before income taxes and equity in earnings of affiliated companies		(59,810)	(34,239)	(29,725)
Provision for income taxes		23,275	9,832	11,013
Equity in earnings of affiliated companies		(320)	3,896	(2)
Net income		(36,855)	(20,511)	(18,714)
Recognized net actuarial loss | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	[1]	19,432	12,971	10,194
Amortization of prior service costs | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	[1]	(3,804)	(4,234)	(4,346)
Pension liability adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		15,628	8,737	5,848
Reclassification from AOCI, Current Period, Tax		(5,255)	(3,318)	(2,153)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		¥ 10,373	¥ 5,419	¥ 3,695

[1]	These components are included in the computation of net periodic pension cost. See note 20 to the consolidated financial statements for additional information.